Quarterly Report
October 31, 2021
MFS®  High Yield Pooled Portfolio
HYP-Q3

Portfolio of Investments
10/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 96.2%
Aerospace & Defense – 2.1%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$2,300,000	$2,360,375
Bombardier, Inc., 7.125%, 6/15/2026 (n)		1,237,000	1,297,304
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		3,150,000	3,197,250
Moog, Inc., 4.25%, 12/15/2027 (n)		4,430,000	4,560,197
TransDigm, Inc., 6.25%, 3/15/2026 (n)		3,472,000	3,623,900
TransDigm, Inc., 6.375%, 6/15/2026		2,775,000	2,868,656
TransDigm, Inc., 5.5%, 11/15/2027		2,025,000	2,073,094
TransDigm, Inc., 4.625%, 1/15/2029		2,496,000	2,480,400
			$22,461,176
Automotive – 2.5%
Dana, Inc., 5.375%, 11/15/2027		$2,121,000	$2,221,748
Dana, Inc., 5.625%, 6/15/2028		916,000	968,670
Dana, Inc., 4.25%, 9/01/2030		1,495,000	1,512,867
Dornoch Debt Merger Sub Inc., 6.625%, 10/15/2029 (n)		2,050,000	2,021,813
Ford Motor Co., 5.113%, 5/03/2029		2,255,000	2,505,869
Ford Motor Co., 4.75%, 1/15/2043		2,520,000	2,752,495
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		4,015,000	4,170,581
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)		4,775,000	5,072,339
PM General Purchaser LLC, 9.5%, 10/01/2028 (n)		1,430,000	1,490,775
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		2,175,000	2,234,812
Wheel Pros, Inc., 6.5%, 5/15/2029 (n)		2,005,000	1,952,369
			$26,904,338
Broadcasting – 3.2%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)		$3,040,000	$3,161,600
Gray Escrow II, Inc., 5.375%, 11/15/2031 (n)		5,005,000	5,055,050
iHeartCommunications, Inc., 8.375%, 5/01/2027		2,795,000	2,976,675
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)		1,910,000	2,015,050
Scripps Escrow II, Inc., 5.875%, 7/15/2027 (n)		3,975,000	4,034,625
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)		2,545,000	2,589,538
Summer BC Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	923,579	1,156,059
Univision Communications, Inc., 4.5%, 5/01/2029 (n)		$5,835,000	5,903,270
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		6,854,000	7,102,457
			$33,994,324
Brokerage & Asset Managers – 1.2%
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		$1,510,000	$1,562,850
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		4,280,000	4,408,400
LPL Holdings, Inc., 4%, 3/15/2029 (n)		3,286,000	3,351,720
NFP Corp., 4.875%, 8/15/2028 (n)		2,555,000	2,593,325
NFP Corp., 6.875%, 8/15/2028 (n)		1,020,000	1,036,262
			$12,952,557
Building – 3.3%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)		$6,720,000	$6,812,400
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		3,965,000	3,915,437
Interface, Inc., 5.5%, 12/01/2028 (n)		3,400,000	3,527,500
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)		1,540,000	1,553,675
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		1,713,000	1,837,193
Park River Holdings, Inc., 5.625%, 2/01/2029 (n)		2,095,000	1,953,588
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		3,305,000	3,540,481
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)		3,130,000	3,255,200
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)		2,370,000	2,438,137
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		3,418,000	3,418,000
Standard Industries, Inc., 3.375%, 1/15/2031 (n)		830,000	769,634

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	$1,855,000	$1,915,288
		$34,936,533
Business Services – 2.7%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	$2,085,000	$2,121,488
Austin BidCo, Inc., 7.125%, 12/15/2028 (n)	1,905,000	1,966,913
HealthEquity, Inc., 4.5%, 10/01/2029 (n)	3,065,000	3,099,481
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	1,980,000	2,064,150
Iron Mountain, Inc., 5.25%, 7/15/2030 (n)	1,871,000	1,953,717
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)	2,785,000	2,870,332
Nielsen Finance LLC, 4.5%, 7/15/2029 (n)	3,975,000	3,886,556
Paysafe Finance PLC, 4%, 6/15/2029 (n)	3,075,000	2,913,563
Switch Ltd., 3.75%, 9/15/2028 (n)	3,819,000	3,799,905
Switch Ltd., 4.125%, 6/15/2029 (n)	1,140,000	1,145,700
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	2,430,000	2,574,123
		$28,395,928
Cable TV – 7.6%
CCO Holdings LLC, 4.25%, 1/15/2034 (n)	$2,640,000	$2,560,298
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	7,775,000	8,027,687
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	2,945,000	2,997,657
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)	5,165,000	5,141,758
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	4,990,000	4,923,633
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	5,080,000	4,864,100
DISH DBS Corp., 7.75%, 7/01/2026	1,305,000	1,450,181
DISH DBS Corp., 5.125%, 6/01/2029	2,110,000	2,030,875
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023 (a)(d)	2,115,000	1,062,788
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025 (a)(d)(n)	1,635,000	821,588
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	3,245,000	3,407,250
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)	930,000	936,975
Sirius XM Holdings, Inc., 3.875%, 9/01/2031 (n)	3,845,000	3,693,622
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)	3,327,000	3,350,954
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	6,460,000	6,968,725
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	5,200,000	5,423,600
Videotron Ltd., 5.375%, 6/15/2024 (n)	780,000	837,525
Videotron Ltd., 5.125%, 4/15/2027 (n)	6,445,000	6,662,519
Videotron Ltd., 3.625%, 6/15/2029 (n)	1,234,000	1,240,170
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	3,840,000	3,818,256
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)	4,590,000	4,661,558
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	5,100,000	5,161,200
		$80,042,919
Chemicals – 2.4%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)	$1,519,000	$1,560,773
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	3,855,000	3,671,541
Consolidated Energy Finiance S.A., 5.625%, 10/15/2028 (n)	3,144,000	3,128,594
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	3,904,000	3,900,408
Herens Holdco S.à r.l., 4.75%, 5/15/2028 (n)	2,795,000	2,772,780
Ingevity Corp., 3.875%, 11/01/2028 (n)	3,912,000	3,843,344
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)	2,050,000	2,051,630
S.P.C.M. S.A., 3.125%, 3/15/2027 (n)	945,000	934,369
S.P.C.M. S.A., 3.375%, 3/15/2030 (n)	3,325,000	3,250,187
		$25,113,626
Computer Software – 1.0%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	$2,690,000	$2,794,238
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)	3,585,000	3,569,584
PTC, Inc., 3.625%, 2/15/2025 (n)	2,230,000	2,266,293

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software – continued
PTC, Inc., 4%, 2/15/2028 (n)	$2,390,000	$2,422,863
		$11,052,978
Computer Software - Systems – 1.8%
CommScope Holding Co., Inc., 7.125%, 7/01/2028 (n)	$805,000	$793,931
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	5,606,000	6,250,690
Fair Isaac Corp., 4%, 6/15/2028 (n)	1,066,000	1,076,660
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	4,790,000	5,041,475
Twilio, Inc., 3.625%, 3/15/2029	2,340,000	2,363,400
Viavi Solutions, Inc., 3.75%, 10/01/2029 (n)	3,835,000	3,807,388
		$19,333,544
Conglomerates – 3.2%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$4,195,000	$4,362,800
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	938,000	949,725
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)	5,109,000	5,184,358
EnerSys, 4.375%, 12/15/2027 (n)	1,495,000	1,569,750
Gates Global LLC, 6.25%, 1/15/2026 (n)	2,615,000	2,703,256
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)	2,330,000	2,551,350
Griffon Corp., 5.75%, 3/01/2028	3,557,000	3,717,065
Madison IAQ LLC, 5.875%, 6/30/2029 (n)	2,570,000	2,550,725
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	2,985,000	3,216,337
TriMas Corp., 4.125%, 4/15/2029 (n)	7,348,000	7,439,850
		$34,245,216
Construction – 1.6%
Empire Communities Corp., 7%, 12/15/2025 (n)	$2,250,000	$2,328,750
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	1,260,000	1,310,400
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	2,820,000	2,860,415
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/2028 (n)	3,855,000	3,883,912
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)	1,785,000	1,965,142
Taylor Morrison Communities, Inc., 5.125%, 8/01/2030 (n)	1,675,000	1,775,500
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)	2,921,000	3,023,235
		$17,147,354
Consumer Products – 1.5%
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)	$3,425,000	$3,282,006
Mattel, Inc., 3.375%, 4/01/2026 (n)	2,640,000	2,715,847
Mattel, Inc., 5.875%, 12/15/2027 (n)	1,485,000	1,596,375
Mattel, Inc., 5.45%, 11/01/2041	975,000	1,150,500
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)	2,780,000	2,898,150
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	1,465,000	1,415,446
SWF Escrow Issuer Corp., 6.5%, 10/01/2029 (n)	2,560,000	2,443,930
		$15,502,254
Consumer Services – 3.7%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)	$925,000	$971,833
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	2,340,000	2,515,500
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)	1,480,000	1,456,520
ANGI Group LLC, 3.875%, 8/15/2028 (n)	3,536,000	3,456,440
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	2,905,000	2,937,681
Garda World Security Corp., 4.625%, 2/15/2027 (n)	930,000	923,025
GoDaddy, Inc., 3.5%, 3/01/2029 (n)	5,411,000	5,235,142
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	2,322,000	2,501,955
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	245,000	237,831
Match Group, Inc., 5%, 12/15/2027 (n)	2,465,000	2,569,763
Match Group, Inc., 4.625%, 6/01/2028 (n)	4,465,000	4,639,492
Match Group, Inc., 4.125%, 8/01/2030 (n)	1,030,000	1,059,613
Realogy Group LLC, 9.375%, 4/01/2027 (n)	2,340,000	2,559,375

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
Realogy Group LLC, 5.75%, 1/15/2029 (n)	$1,125,000	$1,165,781
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	4,603,000	4,615,060
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/2026 (n)	1,955,000	2,020,981
		$38,865,992
Containers – 2.4%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)	$1,965,000	$2,058,338
Ardagh Metal Packaging, 3.25%, 9/01/2028 (n)	1,735,000	1,698,131
Ardagh Metal Packaging, 4%, 9/01/2029 (n)	2,951,000	2,934,474
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)	4,100,000	4,089,750
Can-Pack S.A., 3.875%, 11/15/2029 (n)	4,505,000	4,471,212
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	4,670,000	4,976,492
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	1,755,000	1,808,177
Greif, Inc., 6.5%, 3/01/2027 (n)	2,825,000	2,938,000
		$24,974,574
Electrical Equipment – 0.4%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$4,720,000	$4,379,402
Electronics – 2.0%
Diebold Nixdorf, Inc., 8.5%, 4/15/2024	$865,000	$863,919
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)	1,686,000	1,816,665
Entegris, Inc., 4.375%, 4/15/2028 (n)	1,175,000	1,217,594
Entegris, Inc., 3.625%, 5/01/2029 (n)	3,607,000	3,634,052
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	2,330,000	2,568,825
Sensata Technologies B.V., 5%, 10/01/2025 (n)	4,620,000	5,060,840
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	1,985,000	2,094,939
Synaptics, Inc., 4%, 6/15/2029 (n)	3,570,000	3,605,700
		$20,862,534
Energy - Independent – 3.9%
Apache Corp., 5.35%, 7/01/2049	$975,000	$1,119,354
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7%, 11/01/2026 (n)	770,000	795,025
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/2029 (n)	1,405,000	1,422,253
Callon Petroleum Co., 6.125%, 10/01/2024	770,000	759,644
Callon Petroleum Co., 8%, 8/01/2028 (n)	1,275,000	1,284,563
CNX Resources Corp., 6%, 1/15/2029 (n)	3,110,000	3,281,050
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	3,010,000	3,235,750
Continental Resources, Inc., 4.9%, 6/01/2044	740,000	839,641
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)	1,715,000	1,792,175
EQT Corp., 5%, 1/15/2029	2,645,000	2,938,450
Murphy Oil Corp., 5.875%, 12/01/2027	1,030,000	1,072,488
Occidental Petroleum Corp., 5.875%, 9/01/2025	2,650,000	2,941,500
Occidental Petroleum Corp., 5.5%, 12/01/2025	2,620,000	2,882,000
Occidental Petroleum Corp., 6.625%, 9/01/2030	2,565,000	3,138,662
Occidental Petroleum Corp., 6.45%, 9/15/2036	1,265,000	1,609,712
Occidental Petroleum Corp., 6.6%, 3/15/2046	1,865,000	2,386,286
Ovintiv, Inc., 6.5%, 2/01/2038	590,000	800,021
Range Resources Corp., 8.25%, 1/15/2029 (n)	2,475,000	2,794,275
SM Energy Co., 5.625%, 6/01/2025	1,080,000	1,082,700
SM Energy Co., 6.5%, 7/15/2028	1,150,000	1,207,500
Southwestern Energy Co., 6.45%, 1/23/2025	737,400	803,766
Southwestern Energy Co., 8.375%, 9/15/2028	1,415,000	1,577,725
Southwestern Energy Co., 5.375%, 3/15/2030	1,585,000	1,672,143
		$41,436,683

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Entertainment – 3.4%
AMC Entertainment Holdings, Inc., 12%, (10% cash or 12% PIK) 6/15/2026 (n)(p)	$1,025,000	$1,019,875
Boyne USA, Inc., 4.75%, 5/15/2029 (n)	3,685,000	3,767,912
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	5,125,000	5,399,649
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	2,435,000	2,477,613
Carnival Corp. PLC, 6%, 5/01/2029 (n)	770,000	769,519
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.375%, 4/15/2027	1,585,000	1,632,550
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.25%, 7/15/2029	995,000	1,031,049
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	3,695,000	3,819,706
Live Nation Entertainment, Inc., 3.75%, 1/15/2028 (n)	1,660,000	1,643,400
Motion Bondco DAC, 6.625%, 11/15/2027 (n)	2,685,000	2,685,000
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)	1,715,000	1,614,244
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	1,915,000	1,919,788
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	3,705,000	3,769,837
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)	3,970,000	4,044,437
		$35,594,579
Financial Institutions – 2.9%
Avation Capital S.A., 8.25%, (8.25% cash or 9% PIK) 10/31/2026 (n)(p)	$1,926,666	$1,599,133
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	3,660,000	3,742,350
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)	3,105,000	3,027,375
Global Aircraft Leasing Co. Ltd., 6.5%,(6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)	7,301,980	7,089,127
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	4,258,000	4,262,301
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	3,275,000	3,422,375
OneMain Finance Corp., 6.875%, 3/15/2025	2,085,000	2,327,381
OneMain Finance Corp., 8.875%, 6/01/2025	1,413,000	1,527,806
OneMain Finance Corp., 7.125%, 3/15/2026	1,610,000	1,827,350
PennyMac Financial Services, Inc., 5.75%, 9/15/2031 (n)	1,790,000	1,760,913
		$30,586,111
Food & Beverages – 3.6%
Aramark Services, Inc., 6.375%, 5/01/2025 (n)	$4,085,000	$4,299,013
JBS USA Lux S.A./JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	5,780,000	6,228,008
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	1,280,000	1,401,600
Kraft Heinz Co., 4.25%, 3/01/2031	5,140,000	5,805,245
Lamb Weston Holdings, Inc., 4.125%, 1/31/2030 (n)	6,015,000	6,020,714
Performance Food Group Co., 5.5%, 10/15/2027 (n)	3,225,000	3,362,062
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	2,405,000	2,510,099
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	2,405,000	2,417,025
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	2,445,000	2,423,171
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	3,800,000	3,844,726
		$38,311,663
Gaming & Lodging – 6.7%
Boyd Gaming Corp., 4.75%, 12/01/2027	$3,110,000	$3,204,233
Boyd Gaming Corp., 4.75%, 6/15/2031 (n)	1,250,000	1,285,947
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)	2,565,000	2,577,312
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	2,675,000	2,802,062
Colt Merger Sub, Inc., 5.75%, 7/01/2025 (n)	2,006,000	2,107,805
Colt Merger Sub, Inc., 8.125%, 7/01/2027 (n)	2,691,000	3,014,055
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)	3,547,000	3,547,000
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	3,527,000	3,440,976
International Game Technology PLC, 4.125%, 4/15/2026 (n)	4,670,000	4,798,425
International Game Technology PLC, 6.25%, 1/15/2027 (n)	1,030,000	1,158,750
Marriott Ownership Resorts, Inc., 4.5%, 6/15/2029 (n)	3,080,000	3,080,000
MGM China Holdings Ltd., 5.875%, 5/15/2026 (n)	1,670,000	1,669,165
MGM China Holdings Ltd., 4.75%, 2/01/2027 (n)	1,043,000	1,003,366
MGM Growth Properties LLC, 4.625%, 6/15/2025 (n)	3,050,000	3,278,750
MGM Growth Properties LLC, 5.75%, 2/01/2027	1,110,000	1,265,400
MGM Growth Properties LLC, 3.875%, 2/15/2029 (n)	2,152,000	2,279,011

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
MGM Resorts International, 5.5%, 4/15/2027	$1,690,000	$1,820,975
Penn National Gaming, Inc., 4.125%, 7/01/2029 (n)	3,210,000	3,129,750
Scientific Games Corp., 8.625%, 7/01/2025 (n)	770,000	830,984
Scientific Games Corp., 8.25%, 3/15/2026 (n)	1,910,000	2,024,600
Scientific Games International, Inc., 7%, 5/15/2028 (n)	1,950,000	2,106,878
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)	3,300,000	3,418,239
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	2,580,000	2,650,950
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	4,663,000	4,817,112
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (n)	2,055,000	2,083,256
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)	2,100,000	1,973,727
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	2,854,000	2,663,867
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	2,525,000	2,531,312
		$70,563,907
Industrial – 1.0%
APi Escrow Corp., 4.75%, 10/15/2029 (n)	$2,815,000	$2,864,263
Dycom Industries, Inc., 4.5%, 4/15/2029 (n)	3,585,000	3,638,775
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	3,711,000	3,836,246
		$10,339,284
Insurance - Property & Casualty – 0.8%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	$4,755,000	$4,909,537
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	2,370,000	2,352,225
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	700,000	736,750
		$7,998,512
Machinery & Tools – 0.3%
Terex Corp., 5%, 5/15/2029 (n)	$3,065,000	$3,126,300
Medical & Health Technology & Services – 6.6%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$3,525,000	$3,544,872
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	4,280,000	4,440,286
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)	2,235,000	2,317,583
Catalent, Inc., 3.125%, 2/15/2029 (n)	6,019,000	5,845,954
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	6,825,000	6,893,250
CHS/Community Health Systems, Inc., 6.625%, 2/15/2025 (n)	2,275,000	2,366,000
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	465,000	503,944
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	3,435,000	3,376,468
DaVita, Inc., 4.625%, 6/01/2030 (n)	2,290,000	2,301,358
DaVita, Inc., 3.75%, 2/15/2031 (n)	1,953,000	1,850,468
Encompass Health Corp., 5.75%, 9/15/2025	1,940,000	1,981,225
Encompass Health Corp., 4.625%, 4/01/2031	1,930,000	1,963,775
HCA, Inc., 5.875%, 2/15/2026	4,595,000	5,232,556
HCA, Inc., 3.5%, 9/01/2030	3,985,000	4,190,825
HealthSouth Corp., 5.125%, 3/15/2023	875,000	875,000
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)	3,078,000	3,162,491
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	5,740,000	5,949,912
LifePoint Health, Inc., 4.375%, 2/15/2027 (n)	995,000	985,050
LifePoint Health, Inc., 5.375%, 1/15/2029 (n)	1,005,000	984,900
MPH Acquisition Holdings LLC, 5.5%, 9/01/2028 (n)	1,925,000	1,911,588
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	2,110,000	2,226,050
Syneos Health, Inc., 3.625%, 1/15/2029 (n)	4,631,000	4,570,797
US Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	2,255,000	2,339,562
		$69,813,914
Medical Equipment – 0.7%
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/2029 (n)	$2,565,000	$2,603,475
Teleflex, Inc., 4.625%, 11/15/2027	4,300,000	4,455,875
		$7,059,350

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 3.9%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$3,620,000	$3,834,376
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	3,590,000	3,478,351
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	2,885,000	3,054,494
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	2,820,000	2,863,146
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)	1,645,000	1,712,856
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)	1,968,000	2,100,840
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	3,740,000	3,786,750
Freeport-McMoRan, Inc., 4.375%, 8/01/2028	1,640,000	1,707,601
Freeport-McMoRan, Inc., 5.25%, 9/01/2029	2,455,000	2,686,998
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	2,315,000	2,338,150
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	4,670,000	4,726,974
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)	2,070,000	2,028,807
Novelis Corp., 3.25%, 11/15/2026 (n)	1,265,000	1,261,838
Novelis Corp., 4.75%, 1/30/2030 (n)	2,985,000	3,104,400
Novelis Corp., 3.875%, 8/15/2031 (n)	1,517,000	1,481,047
Petra Diamonds US$ Treasury PLC, 10.5%,(0% cash or 10.5% PIK) 3/08/2026 (n)(p)	1,060,249	1,090,731
		$41,257,359
Midstream – 4.6%
Cheniere Energy Partners LP, 4.5%, 10/01/2029	$1,339,000	$1,429,624
Cheniere Energy, Inc., 4%, 3/01/2031 (n)	3,970,000	4,128,863
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	2,398,000	2,415,146
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	4,043,000	4,096,206
EnLink Midstream Partners LP, 5.625%, 1/15/2028 (n)	2,125,000	2,253,207
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	916,000	993,860
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	246,000	273,675
EQM Midstream Partners LP, 5.5%, 7/15/2028	6,125,000	6,746,256
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	1,505,000	1,548,269
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026	2,837,200	2,744,991
Northriver Midstream Finance LP, 5.625%, 2/15/2026 (n)	3,440,000	3,551,800
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	4,360,000	4,883,200
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031	2,115,000	2,280,456
Targa Resources Partners LP/Targa Resources Finance Corp., 4%, 1/15/2032 (n)	1,245,000	1,284,803
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	2,255,000	2,294,462
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	2,255,000	2,333,812
Western Midstream Operating LP, 5.3%, 2/01/2030	2,650,000	2,905,062
Western Midstream Operation LP, 4.65%, 7/01/2026	995,000	1,074,600
Western Midstream Operation LP, 5.5%, 8/15/2048	910,000	1,086,340
		$48,324,632
Municipals – 0.0%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$415,000	$425,375
Network & Telecom – 0.5%
Front Range BidCo, Inc., 6.125%, 3/01/2028 (n)	$2,935,000	$2,864,663
Iliad Holding S.A.S., 7%, 10/15/2028 (n)	2,477,000	2,552,598
		$5,417,261
Oil Services – 0.2%
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)	$1,640,000	$1,729,708
Oils – 0.3%
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	$2,240,000	$1,754,021
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028	1,960,000	1,420,618
		$3,174,639

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Personal Computers & Peripherals – 0.5%
NCR Corp., 5%, 10/01/2028 (n)	$3,780,000	$3,827,250
NCR Corp., 5.125%, 4/15/2029 (n)	1,760,000	1,799,741
		$5,626,991
Pharmaceuticals – 2.5%
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)	$6,138,000	$6,251,676
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)	5,415,000	4,998,153
Bausch Health Companies, Inc., 5%, 2/15/2029 (n)	1,810,000	1,660,675
Endo Luxembourg Finance Co I S.à r.l., 6.125%, 4/01/2029 (n)	1,735,000	1,708,975
Jazz Securities DAC, 4.375%, 1/15/2029 (n)	4,490,000	4,613,475
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	2,461,000	2,494,839
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)	3,101,000	3,198,464
Par Pharmaceutical, Inc., 7.5%, 4/01/2027 (n)	1,865,000	1,881,319
		$26,807,576
Pollution Control – 0.9%
GFL Environmental, Inc., 4%, 8/01/2028 (n)	$1,680,000	$1,638,000
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)	1,885,000	1,875,575
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)	1,000,000	1,008,735
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)	1,285,000	1,272,690
Stericycle, Inc., 3.875%, 1/15/2029 (n)	3,470,000	3,417,950
		$9,212,950
Precious Metals & Minerals – 0.4%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$2,675,000	$2,624,844
Taseko Mines Ltd., 7%, 2/15/2026 (n)	1,720,000	1,778,050
		$4,402,894
Printing & Publishing – 0.5%
Cimpress N.V., 7%, 6/15/2026 (n)	$3,565,000	$3,703,144
Mav Acquisition Corp., 8%, 8/01/2029 (n)	2,050,000	1,993,625
		$5,696,769
Railroad & Shipping – 0.3%
Watco Cos. LLC/Watco Finance Corp., 6.5%, 6/15/2027 (n)	$3,067,000	$3,258,687
Real Estate - Other – 0.7%
InterMed Holdings Ltd., 5.875%, 10/01/2028 (n)	$3,890,000	$4,065,050
XHR LP, REIT, 4.875%, 6/01/2029 (n)	2,995,000	3,072,720
		$7,137,770
Retailers – 0.9%
Bath & Body Works, Inc., 5.25%, 2/01/2028	$6,500,000	$7,007,000
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)	2,820,000	2,832,408
		$9,839,408
Specialty Chemicals – 0.3%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$2,996,000	$3,123,330
Specialty Stores – 1.3%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)	$3,539,000	$3,539,708
Magic Mergeco, Inc., 5.25%, 5/01/2028 (n)	1,710,000	1,727,100
Magic Mergeco, Inc., 7.875%, 5/01/2029 (n)	2,055,000	2,075,550
Penske Automotive Group Co., 3.75%, 6/15/2029	4,432,000	4,407,668
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/2028 (n)	1,035,000	1,063,463
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)	1,275,000	1,377,918
		$14,191,407

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Supermarkets – 0.6%
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	$3,940,000	$4,123,407
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)	2,425,000	2,390,286
		$6,513,693
Telecommunications - Wireless – 2.4%
Altice France S.A., 6%, 2/15/2028 (n)	$3,380,000	$3,211,000
SBA Communications Corp., 3.875%, 2/15/2027	2,923,000	3,014,431
SBA Communications Corp., 3.125%, 2/01/2029 (n)	4,805,000	4,612,800
Sprint Capital Corp., 6.875%, 11/15/2028	4,250,000	5,373,870
Sprint Corp., 7.125%, 6/15/2024	1,510,000	1,706,300
Sprint Corp., 7.625%, 3/01/2026	5,780,000	6,929,642
		$24,848,043
Tobacco – 0.3%
Vector Group Ltd., 10.5%, 11/01/2026 (n)	$1,450,000	$1,530,943
Vector Group Ltd., 5.75%, 2/01/2029 (n)	1,925,000	1,915,375
		$3,446,318
Utilities - Electric Power – 2.6%
Calpine Corp., 4.5%, 2/15/2028 (n)	$3,110,000	$3,150,461
Calpine Corp., 5.125%, 3/15/2028 (n)	3,920,000	3,900,400
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	1,590,000	1,682,220
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	5,940,000	5,880,600
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	2,442,000	2,585,346
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)	488,000	513,620
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)	1,770,000	1,893,546
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	1,805,000	1,850,612
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	4,520,000	4,813,800
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	1,505,000	1,559,150
		$27,829,755
Total Bonds		$1,018,260,117
Common Stocks – 1.8%
Construction – 0.0%
ICA Tenedora S.A. de C.V. (a)(u)	258,532	$213,476
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	3,300	$949,047
Precious Metals & Minerals – 0.0%
Petra Diamonds Ltd. (a)	8,089,683	$171,603
Special Products & Services – 1.7%
iShares iBoxx $ High Yield Corporate Bond ETF	198,200	$17,229,526
Total Common Stocks		$18,563,652

Portfolio of Investments (unaudited) – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant, Expiration 6/13/23) (a)	$11.50	8/24/18	2,020	$20
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant, Expiration 6/13/23) (a)	13.23	8/24/18	2,020	20
				$40
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)(u)	GBP 1.14	3/16/21	42,350	$13,354
Total Warrants				$13,394

Investment Companies (h) – 2.4%
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 0.04% (v)	25,841,647	$25,841,647

Other Assets, Less Liabilities – (0.4)%		(3,757,740)
Net Assets – 100.0%		$1,058,921,070
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $25,841,647 and $1,036,837,163, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $851,763,297, representing 80.4% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 10/31/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
USD	1,183,470	EUR	1,022,469	JPMorgan Chase Bank N.A.	1/14/2022	$(826)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
10/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of October 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$17,229,526	$40	$949,047	$18,178,613
Mexico	—	—	213,476	213,476
United Kingdom	171,603	—	13,354	184,957
Municipal Bonds	—	425,375	—	425,375
U.S. Corporate Bonds	—	888,487,350	—	888,487,350
Foreign Bonds	—	129,347,392	—	129,347,392
Mutual Funds	25,841,647	—	—	25,841,647
Total	$43,242,776	$1,018,260,157	$1,175,877	$1,062,678,810
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Liabilities	$—	$(826)	$—	$(826)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table

Supplemental Information (unaudited) – continued
presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/21	$932,316
Change in unrealized appreciation or depreciation	16,731
Transfers into level 3	213,476
Received as part of a corporate action	13,354
Balance as of 10/31/21	$1,175,877
The net change in unrealized appreciation or depreciation from investments held as level 3 at October 31, 2021 is $16,731. At October 31, 2021, the fund held three level 3 securities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,504,549	$363,913,421	$344,576,323	$—	$—	$25,841,647
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$6,485	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.